Schedule of segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 51,291	R$ 51,253	R$ 28,838
Operating income	1,737	2,531	501
Net financial expenses	(1,321)	(728)	(871)
Profit(loss) before income tax and social contribution	369	1,901	(368)
Share of profit of associates	(47)	98	2
Income tax and social contribution	(594)	662	(95)
Net income (loss) for continuing operations	963	1,239	(273)
Net income (loss) for discontinued operations	(3)	1,087	1,109
Net income (loss) of year end	960	2,326	836
Current assets	17,872	17,857
Non-current assets	31,571	35,654
Current liabilities	16,550	18,699
Non-current liabilities	16,513	18,005
Shareholders' equity	16,380	16,807	13,548	R$ 13,159
Retails [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	26,864	29,170	26,654
Operating income	712	2,016	467
Net financial expenses	(1,039)	(386)	(815)
Profit(loss) before income tax and social contribution	(280)	1,748	(241)
Share of profit of associates	47	118	107
Income tax and social contribution	(908)	559	(121)
Net income (loss) for continuing operations	628	1,189	(120)
Net income (loss) for discontinued operations	(3)	85	312
Net income (loss) of year end	625	1,274	192
Current assets	9,898	9,747
Non-current assets	13,796	16,672
Current liabilities	7,528	8,789
Non-current liabilities	12,470	14,390
Shareholders' equity	3,696	3,240
Exito Group [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	24,357	22,034	2,151
Operating income	1,121	652	90
Net financial expenses	(279)	(340)	(57)
Profit(loss) before income tax and social contribution	853	339	27
Share of profit of associates	11	27	(6)
Income tax and social contribution	321	110	28
Net income (loss) for continuing operations	532	229	(1)
Net income (loss) for discontinued operations		(1)
Net income (loss) of year end	532	228	(1)
Current assets	7,871	8,015
Non-current assets	17,694	18,930
Current liabilities	8,853	9,729
Non-current liabilities	4,040	3,620
Shareholders' equity	12,672	13,596
Others Businesses [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	70	49	33
Operating income	(96)	(137)	(56)
Net financial expenses	(3)	(2)	1
Profit(loss) before income tax and social contribution	(204)	(186)	(154)
Share of profit of associates	(105)	(47)	(99)
Income tax and social contribution	(7)	(7)	(2)
Net income (loss) for continuing operations	(197)	(179)	(152)
Net income (loss) for discontinued operations
Net income (loss) of year end	(197)	(179)	(152)
Current assets	103	95
Non-current assets	81	52
Current liabilities	169	181
Non-current liabilities	3	(5)
Shareholders' equity	12	(29)
Assets Held For Sale And Aiscontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Operating income
Net financial expenses
Profit(loss) before income tax and social contribution
Share of profit of associates
Income tax and social contribution
Net income (loss) for continuing operations
Net income (loss) for discontinued operations		1,003	797
Net income (loss) of year end		1,003	R$ 797
Current assets
Non-current assets
Current liabilities
Non-current liabilities
Shareholders' equity